Intangible assets - Reconciliation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Carrying amount, Balance	$ 972,926	$ 847,499	$ 1,045,266
Carrying amount, Impairment loss	(5,459)		(73,733)
Carrying amount, Currency translation effect	27,311	125,427	(124,034)
Carrying amount, Balance	994,778	972,926	847,499
Accumulated amortization, Balance	(219,702)	(74,859)	(95,911)
Accumulated amortization, Amorization expense	(70,702)	(144,843)	21,052
Accumulated amortization, Balance	(290,404)	(219,702)	(74,859)
Intangible assets	704,374	753,224	772,640
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount, Balance	941,582	817,820	1,014,361
Carrying amount, Impairment loss			(73,733)
Carrying amount, Currency translation effect	26,430	123,762	(122,808)
Carrying amount, Balance	968,012	941,582	817,820
Accumulated amortization, Balance	(219,702)	(74,859)	(95,911)
Accumulated amortization, Amorization expense	(70,702)	(144,843)	21,052
Accumulated amortization, Balance	(290,404)	(219,702)	(74,859)
Intangible assets	677,608	721,880	742,961
Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount, Balance	31,344	29,679	30,905
Carrying amount, Impairment loss	(5,459)
Carrying amount, Currency translation effect	881	1,665	(1,226)
Carrying amount, Balance	26,766	31,344	29,679
Intangible assets	$ 26,766	$ 31,344	$ 29,679